Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses

Accounts receivable, net of allowance for expected credit losses consist of the following:

	As of December 31,
	2025	2024
Accounts receivable	35,049,387	44,147,035
Less: allowance for expected credit losses	(17,357,471)	(13,621,115)
Accounts receivable, net	17,691,916	30,525,920

Schedule of Allowance for Doubtful Accounts
	As of December 31,
	2025	2024
Beginning balance	13,621,115	4,958,889
Provision	3,736,356	8,662,226
Ending balance	17,357,471	13,621,115